Construction Backlog	12 Months Ended
Dec. 31, 2016
Construction Backlog [Abstract]
Construction Backlog
12.	Construction Backlog

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2016 and 2015:

	Successor 2016	Predecessor 2015
Balance - January 1	$105,851	$6,200
New contracts and change orders during the period	807,786	172,805
	913,637	179,005
Less: contract revenue earned during the period	(372,346)	(73,154)
	541,291	105,851
Contracts signed but not started	-	-
Balance - December 31	$541,291	$105,851